Hedge accounting - Summary of detailed information about breakdown by maturity of hedging strategies (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Hedged Item, Total	R$ (131,731)	R$ (7,133)
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	(1,142,457)
Futures contract [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	(51,361)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of assets	(80,370)	(7,133)
0-1 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged Item, Total	(8,734)	(198)
0-1 Years [member] | Futures contract [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	(2)
0-1 Years [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of assets	(8,732)	(198)
1-2 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged Item, Total	(14)
1-2 Years [member] | Futures contract [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	(14)
2-3 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged Item, Total	(563)
2-3 Years [member] | Futures contract [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	(563)
3-4 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged Item, Total	(30,284)	(2,932)
3-4 Years [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of assets	(30,284)	(2,932)
4-5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged Item, Total	(72,052)	(4,003)
4-5 Years [member] | Futures contract [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	(30,698)
4-5 Years [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of assets	(41,354)	R$ (4,003)
5-10 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged Item, Total	(20,084)
5-10 Years [member] | Futures contract [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	R$ (20,084)